Goodwill and Intangible Assets, Net (Details) - Schedule of carrying amount of goodwill $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Carrying Amount Of Goodwill Abstract
Balance as of December 31,2021	$ 4,676
Changes during six months ended June 30, 2022 :
Recognition of goodwill	219
Balance as of June 30,2022	$ 4,895